Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2020	529	439	864	122	23	1,977
Additions	–	–	50	–	2	52
Disposals	–	–	(29)	–	–	(29)
Exchange and other adjustments	8	–	1	–	–	9
At 31 December 2020	537	439	886	122	25	2,009
Additions	–	–	32	–	1	33
Disposals	–	–	(40)	–	–	(40)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2021	532	439	878	122	26	1,997
Amortisation and impairment
At 1 January 2020	(190)	–	(340)	(63)	(8)	(601)
Provided	–	–	(36)	(1)	(1)	(38)
System Fund expense	–	–	(51)	–	(2)	(53)
Impairment charge	–	–	–	(48)	–	(48)
System Fund impairment charge	–	–	(4)	–	–	(4)
Disposals	–	–	29	–	–	29
Exchange and other adjustments	(1)	–	–	–	–	(1)
At 31 December 2020	(191)	–	(402)	(112)	(11)	(716)
Provided	–	–	(30)	(1)	(1)	(32)
System Fund expense	–	–	(82)	–	(1)	(83)
Disposals	–	–	28	–	–	28
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2021	(191)	–	(485)	(113)	(13)	(802)

Net book value
At 31 December 2021	341	439	393	9	13	1,195
At 31 December 2020	346	439	484	10	14	1,293
At 1 January 2020	339	439	524	59	15	1,376

Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing
Allocation of goodwill and brands to CGUs

	At		At		At	Analysed as:
	1 January 2020 $m	Exchange adjustments $m	31 December 2020 $m	Exchange adjustments $m	31 December 2021 $m	Goodwill $m	Brands $m
Americas (group of CGUs)	421	–	421	(2)	419	132	287
EMEAA (group of CGUs)	332	7	339	(2)	337	201	136
Greater China	25	–	25	(1)	24	8	16
	778	7	785	(5)	780	341	439

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2021		2020
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas	2.0	10.2	1.7	8.5
EMEAA	2.2	12.8	1.9	12.1
Greater China	2.5	12.6	2.5	13.3

Summary of recoverable amount is measured at fair value
Contracts were valued at the higher of value in use and fair value less costs of disposal, using discounted cash flow techniques. Where the recoverable amount was measured at fair value, this was categorised as a Level 3 fair value measurement.

Management agreement portfolios	Region	Basis of recoverable amount	Recoverable amount $m	Long-term growth rate %	Pre-tax discount rate %
Kimpton	Americas	Value in use	4	1.7	8.4
Regent	Greater China	Value in use	3	2.0-4.6	7.0-15.9
Six Senses (open hotels)	EMEAA	Fair value less costs of disposal	–	2.0	8.9-14.7
	Greater China	Fair value less costs of disposal	–	2.0	9.9
Six Senses (pipeline)	Americas	Value in use	1	2.0	9.8
	EMEAA	Value in use	2	2.0	8.9
	Greater China	Value in use	–	2.0	8.5